STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Mar. 31, 2026 USD ($)
Investment income (loss):
Dividend and interest income	$ 17,586,715
Net appreciation (depreciation) in fair value of all investments	348,760,004
Total investment income (loss)	366,346,719
Interest on notes receivable from participants	762,116
Contributions:
Employer	28,472,823
Employee	68,237,326
Rollover	9,412,212
Total contributions	106,122,361
Total additions	473,231,196
Deductions from net assets attributed to:
Benefits paid to participants	111,369,192
Administrative expenses	1,140,708
Total deductions	112,509,900
EBP, Change in Net Asset Available for Benefit, Increase (Decrease), Total	360,721,296
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of the year	1,168,789,163
End of the year	$ 1,529,510,459